Share-based payments - Summary of the Number and Weighted Average Purchase Prices Movements in RSU (Detail)	12 Months Ended
	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Abstract]
Beginning balance | shares	25,295	25,295
Granted	128,300	0
Exercised	0	0
Forfeited	0	0
Ending balance | shares	153,595	25,295
Beginning balance , Weighted average	€ 0.01	€ 0.01
Granted , Weighted average	0.00	0
Exercised , Weighted average	0	0
Forfeited , Weighted average	0	0
Ending balance , Weighted average	€ 0.00	€ 0.01